Property and Equipment	12 Months Ended
Nov. 30, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment	Property and Equipment

	November 30,
(in millions)	2022	2021
Ships and ship improvements	$52,908	$50,501
Ships under construction	785	1,536
Other property and equipment	3,970	3,928
Total property and equipment	57,663	55,965
Less accumulated depreciation	(18,976)	(17,858)
	$38,687	$38,107
Capitalized interest amounted to $48 million in 2022, $83 million in 2021 and $66 million in 2020.

Sales of Ships

During 2022, we entered into an agreement to sell one EA segment ship and completed the sales of two NAA segment ships and one EA segment ship, all of which collectively represents a passenger-capacity reduction of 4,110 berths for our EA segment and 4,110 berths for our NAA segment. Additionally, in December 2022, we entered into an agreement to sell one EA segment ship, which represents a passenger-capacity reduction of 1,270 berths.

Refer to Note 10 - “Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risks, Nonfinancial Instruments that are Measured at Fair Value on a Nonrecurring Basis, Impairment of Ships” for additional discussion.